CONVERTIBLE NOTE AND WARRANTS - Warrants (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes And Warrants [Roll Forward]
Loss (gain) from revaluation to fair value through profit and loss		$ 2,593	$ (5,310)
Carrying amount of the warrants at year end	$ 1,481	1,481
Warrants, At Issue Date
Convertible Notes And Warrants [Roll Forward]
Warrants at the date of issue	5,007
Warrants, Loss (Gain) From Revaluation To Fair Value Through Profit And Loss
Convertible Notes And Warrants [Roll Forward]
Loss (gain) from revaluation to fair value through profit and loss	(3,526)
Public warrants
Convertible Notes And Warrants [Roll Forward]
Carrying amount of the warrants at year end	613	613
Public warrants | Warrants, At Issue Date
Convertible Notes And Warrants [Roll Forward]
Warrants at the date of issue	1,840
Public warrants | Warrants, Loss (Gain) From Revaluation To Fair Value Through Profit And Loss
Convertible Notes And Warrants [Roll Forward]
Loss (gain) from revaluation to fair value through profit and loss	(1,227)
Private warrants
Convertible Notes And Warrants [Roll Forward]
Carrying amount of the warrants at year end	526	526
Private warrants | Warrants, At Issue Date
Convertible Notes And Warrants [Roll Forward]
Warrants at the date of issue	1,585
Private warrants | Warrants, Loss (Gain) From Revaluation To Fair Value Through Profit And Loss
Convertible Notes And Warrants [Roll Forward]
Loss (gain) from revaluation to fair value through profit and loss	(1,059)
Convertible Note Warrants 2022
Convertible Notes And Warrants [Roll Forward]
Carrying amount of the warrants at year end	342	$ 342
Convertible Note Warrants 2022 | Warrants, At Issue Date
Convertible Notes And Warrants [Roll Forward]
Warrants at the date of issue	1,582
Convertible Note Warrants 2022 | Warrants, Loss (Gain) From Revaluation To Fair Value Through Profit And Loss
Convertible Notes And Warrants [Roll Forward]
Loss (gain) from revaluation to fair value through profit and loss	$ (1,240)